NOTE 5: INCOME TAXES - Significant Components of the Deferred Tax Asset (Details) (USD $)	Aug. 31, 2013	Aug. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 163,700	$ 144,000
Valuation allowance	(163,700)	(144,000)
Net deferred tax asset